RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Tenant recoveries revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Base rent	$ 466,302	$ 427,354
Straight-line rent amortization	11,843	16,690
Tenant incentive amortization	(54)	(4,403)
Property tax recoveries	57,745	52,862
Property insurance recoveries	7,340	6,386
Operating cost recoveries	25,467	22,361
Total rental revenue	$ 568,643	$ 521,250